Employee Future Benefits - Fair Value of Plan Assets by Major Category (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Loans	$ 2	$ 1
Alternative funds	42	46
Money market and cash and cash equivalents	23	23
Total	245	257
Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	11	12
International
Disclosure of fair value of plan assets [line items]
Equity securities	52	53
Private
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	96	99
BBB
Disclosure of fair value of plan assets [line items]
Bonds	12	17
Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	6	5
A
Disclosure of fair value of plan assets [line items]
Loans	1	1
Level I
Disclosure of fair value of plan assets [line items]
Loans	0	0
Alternative funds	0	0
Money market and cash and cash equivalents	18	2
Total	18	2
Level I | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | Private
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level II
Disclosure of fair value of plan assets [line items]
Loans	2	1
Alternative funds	0	0
Money market and cash and cash equivalents	3	19
Total	85	104
Level II | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	11	12
Level II | International
Disclosure of fair value of plan assets [line items]
Equity securities	52	53
Level II | Private
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level II | A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	16	18
Level II | BBB
Disclosure of fair value of plan assets [line items]
Bonds	1	1
Level II | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III
Disclosure of fair value of plan assets [line items]
Loans	0	0
Alternative funds	42	46
Money market and cash and cash equivalents	2	2
Total	142	151
Level III | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | Private
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
Level III | A - AAA
Disclosure of fair value of plan assets [line items]
Bonds	80	81
Level III | BBB
Disclosure of fair value of plan assets [line items]
Bonds	11	16
Level III | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	$ 6	$ 5